Long-term loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term loans [line items]
Long-term loans	¥ 125,129,416	¥ 74,551,246
Less: Current portion	18,098,458	9,560,885
Non-current portion	107,030,958	64,990,361
Huaneng Group and its subsidiaries (a) [member]
Disclosure of long-term loans [line items]
Long-term loans	7,427,183	3,818,807
Less: Current portion	2,123,494	855,222
Non-current portion	5,303,689	2,963,585
Bank loans and other loans (b) [member]
Disclosure of long-term loans [line items]
Long-term loans	117,702,233	70,732,439
Less: Current portion	15,974,964	8,705,663
Non-current portion	¥ 101,727,269	¥ 62,026,776